Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	001-42471
Entity Registrant Name	Toppoint Holdings Inc.
Entity Central Index Key	0001960847
Entity Tax Identification Number	92-2375560
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1250 Kenas Road
Entity Address, City or Town	North Wales
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19454
City Area Code	551
Local Phone Number	866-1320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TOPP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false